Risk Management (Details) - Schedule of allowance sensibility - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Macro Economic [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,153,593	$ 1,051,702
Gross carrying amount	$ 38,872,033	$ 36,628,705
Reported ECL Coverage	2.97%	2.87%
Favorable Scenario 2 [Member] | Macro Economic [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,034,417	$ 926,695
Reported ECL Coverage	2.68%	2.55%
Favorable Scenario 1 [Member] | Macro Economic [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,061,899	$ 994,883
Reported ECL Coverage	2.75%	2.71%
Base Scenario [Member] | Macro Economic [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,138,881	$ 1,061,809
Reported ECL Coverage	2.95%	3.05%
Unfavorable Scenario 2 [Member] | Macro Economic [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,227,979	$ 1,144,741
Reported ECL Coverage	3.19%	2.86%
Unfavorable Scenario 1 [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,268,948	$ 1,204,015
Unfavorable Scenario 1 [Member] | Macro Economic [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL Coverage	3.29%	3.15%